Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment as of December 31, 2024 and 2023 were as follows:

(in thousands)	Estimated useful lives (in years)	2024	2023

Land		$24,937	$26,239
Buildings and improvements	up to 60	381,506	382,836
Machinery and equipment	3-15	284,161	309,930
Computer software	3-20	274,844	267,572
Furniture and office equipment	3-10	78,332	91,247
Construction in progress		226,155	203,978
Total property, plant and equipment		1,269,935	1,281,802
Less: Accumulated depreciation and amortization		(516,324)	(516,765)
Total property, plant and equipment, net		$753,611	$765,037
During 2024, we incurred impairments in connection with the program discussed in Note 6 "Exit Costs and Impairments."
For the year ended December 31, 2024, construction in progress primarily includes amounts related to projects to expand production lines and increase capacity of manufacturing as well as ongoing software development projects. For the years ended December 31, 2024 and 2023, interest capitalized in connection with these projects totaled $2.6 million and
$1.2 million, respectively. No significant interest was capitalized for the year ended December 31, 2022.
For the years ended December 31, 2024, 2023 and 2022, depreciation and amortization expense totaled $91.5 million,
$85.6 million and $89.5 million, respectively. For the years ended December 31, 2024, 2023 and 2022, amortization related to computer software to be sold, leased or marketed totaled $13.0 million, $11.7 million and $10.8 million, respectively. As of December 31, 2024 and 2023, the unamortized balance of computer software to be sold, leased or marketed was $106.9 million and $97.9 million, respectively.
Repairs and maintenance expense was $17.8 million, $19.3 million and $16.8 million in 2024, 2023 and 2022, respectively.